Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We do not currently grant new awards of stock options, stock appreciation rights, or similar option-like instruments. Accordingly, we currently have no specific policy or practice on the timing of awards of such options in relation to the disclosure of material nonpublic inform